SCUDDER
                                                                     INVESTMENTS



      Scudder Focus Growth Fund

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                                         Classes A, B and C
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                                         Annual Report
                                         August 31, 2001





      For investors seeking long-term growth of capital.

Contents
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   3    Performance Summary

   6    Portfolio Management Review

  13    Portfolio Summary

  15    Investment Portfolio

  17    Financial Statements

  21    Financial Highlights

  24    Notes to Financial Statements

  32    Report of Independent Auditors

  33    Tax Information

  34    Shareholder Meeting Results

  36    Officers and Trustees

  37    Investment Products and Services

  39    Account Management Resources



Scudder Focus Growth Fund                        Nasdaq Symbol     CUSIP Number
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Class A                                              SDDAX          811-166107
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Class B                                              SDDBX          811-166206
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Class C                                              SDDCX          811-166305
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Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary                                              August 31, 2001
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--------------------------------------------------------------------------------
 Average Annual Total Returns* (Unadjusted for Sales Charge)
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                                                                        Life of
Scudder Focus Growth Fund                                      1-Year    Class**
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Class A                                                       -53.06%    -11.64%
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Class B                                                       -53.44%    -12.36%
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Class C                                                       -53.44%    -12.36%
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S&P/Barra Growth Index+                                       -37.80%     -6.87%
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S&P 500 Index++                                               -24.39%     -1.80%
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Performance is historical and does not guarantee future results.

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.


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 Net Asset Value and Distribution Information
--------------------------------------------------------------------------------
                                          Class A       Class B        Class C
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Net Asset Value:
8/31/01                                 $    5.52      $    5.38     $    5.38
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8/31/00                                 $   14.55      $   14.35     $   14.35
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Distribution Information
Twelve Months:
  Capital Gains Distributions           $    2.04      $    2.04     $    2.04
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--------------------------------------------------------------------------------
 Class A Lipper Rankings
--------------------------------------------------------------------------------

                                                        Number of
                                                          Funds     Percentile
Period                                     Rank          Tracked    Ranking
--------------------------------------------------------------------------------
1-year                                      720     of      819          88
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Performance/ratings are historical and do not guarantee future results. Rankings are for Class A; rankings for share classes may vary.

Source: Lipper, Inc.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment^(a) (Adjusted for Sales Charge)
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

            Scudder Focus Growth
              Fund -- Class A       S&P/Barra Growth Index+  S&P 500 Index++
12/98*              9425                  10000                 10000
 2/99               9395                  10195                 10094
 8/99               9971                  10897                 10834
 2/00              12530                  12224                 11280
 8/00              14435                  13301                 12603
 2/01               8125                   9072                 10356
 8/01               6775                   8271                  9530

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Comparative Results*  (Adjusted for Sales Charge)
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                                                                         Life of
Scudder Focus Growth Fund                                       1-Year   Class**
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Class A^(b)               Growth of $10,000                     $4,424    $6,775
                          ------------------------------------------------------
                          Average annual total return           -55.76%  -13.58%
--------------------------------------------------------------------------------
Class B^(b)               Growth of $10,000                     $4,544    $6,864
                          ------------------------------------------------------
                          Average annual total return           -54.56%  -13.16%
--------------------------------------------------------------------------------
Class C^(b)               Growth of $10,000                     $4,656    $7,033
                          ------------------------------------------------------
                          Average annual total return           -53.44%  -12.36%
--------------------------------------------------------------------------------
S&P/Barra Growth Index+   Growth of $10,000                     $6,220    $8,271
                          ------------------------------------------------------
                          Average annual total return           -37.80%   -6.87%
--------------------------------------------------------------------------------
S&P 500 Index++           Growth of $10,000                     $7,561    $9,528
                          ------------------------------------------------------
                          Average annual total return           -24.39%   -1.80%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

* Returns and rankings during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower. Rankings are for Class A shares; rankings for share classes may vary.

**   The Fund commenced operations on December 31, 1998.

^(a) The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

^(b) Returns shown for Class A, B and C shares have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charge of 5.75%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares performance is adjusted for CDSC, which is 1% within the first year after purchase. The difference in expenses will affect performance.

+ S&P/Barra Growth Index is a capitalization-weighted index comprised of stocks of the S&P 500 with low book-to-price ratios relative to the S&P 500 as a whole. Each company of the S&P 500 is assigned to either the Value or Growth index so that the sum of the two indices reflects the total S&P 500. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

++ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Management Review
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Scudder Focus Growth Fund: A Team Approach to Investing

          Scudder Focus Growth Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

          Co-Lead Portfolio Manager Gary A. Langbaum joined the fund team in 2001. Mr. Langbaum has 31 years of experience in the investment industry, including more than 12 years as an equity research analyst covering a wide range of industries, and over five years of portfolio management experience, focusing on the stocks of companies with medium- to large-sized market capitalizations.

          Co-Lead Portfolio Manager Jesse Stuart joined the Advisor in 1996 and the fund team in 2000. Mr. Stuart has five years of investment industry experience.

In May 2001, Co-Lead Portfolio Managers Gary Langbaum and Jesse Stuart took over management of Scudder Focus Growth Fund. Although the lead management has changed, the fund's core focused growth investment strategy has not. Below, Langbaum and Stuart discuss the fund's performance in a dismal environment for growth stocks and the market overall.

          Q: Gary, you and Jesse Stuart took over as co-lead portfolio managers of Scudder Focus Growth Fund in May. Will you give us some background on your investment experience?

          A: Although I'm new to the fund, Jesse is not. Before being promoted to co-lead manager, Jesse served as a portfolio manager, assisting in the day-to-day management of the fund and conducting research on potential investments. He is also a co-lead manager of Scudder Growth Fund and Scudder Large Company Growth Fund.

          I'm a 30-year investment industry veteran, having spent the last 13 years with Zurich Scudder Investments, Inc. I also serve as lead portfolio manager for Scudder Total Return Fund and Scudder Balanced Fund. Previously, I directed the firm's equity research department, and as an analyst before that, I focused on a variety of growth industries, including technology, tobacco, electrical equipment and beverage.

          Q: During the fund's fiscal period -- September 1, 2000 through August 31, 2001 -- the market declined sharply. Will you explain what was behind this correction and what it has meant for growth stocks in general?

          A: Large-company growth stocks, as a group, declined sharply during the past year. The combination of a weakening economy and slowing profit growth -- particularly in the technology sector -- dragged down the performance of nearly all growth stocks.

          Investors exited growth stocks during the year to invest in securities that they felt offered more safety -- primarily less expensive value-style stocks, bonds and cash investments. This change in investor sentiment led to deep declines in growth stocks and in the market as a whole. For the 12 months ended August 31, 2001, large growth stocks as measured by the Standard & Poor's Barra Growth Index (Barra Growth) declined 37.80 percent. The broader market as measured by the Standard & Poor's 500 index declined 24.39 percent. Even large value stocks declined with the Standard & Poor's Barra Value Index losing 8.19 percent for the same period. The only stock segment to post gains during the period was small value-style stocks, but their growth counterparts lost ground. This declining market created an extremely difficult environment for the fund, which keeps its small number of investments focused in high-quality large-company growth stocks.

          Q: Will you discuss Scudder Focus Growth Fund's performance in greater detail?

          A: The fund, along with nearly all other growth stock funds, struggled. The fund's Class A shares (unadjusted for sales charges) lost 53.06 percent, versus a 37.80 percent drop by the Barra Growth and a 41.90 percent average decline by the Lipper Large-Cap Growth category.

          The fund's underperformance was primarily related to the aggressive nature of its technology holdings. We reduced our position in technology stocks fairly dramatically as the sector declined. However, many of the tech stocks that we held onto were quite aggressive in nature and were the stocks that declined most precipitously. We held them because we believed they offered the highest earnings growth potential relative to the market. And, we believed they would be the first to respond favorably to the Federal Reserve Board's successive interest rate cuts. We also expected that they would rebound quickly when the technology sector began its recovery. As it became clear that there was no quick recovery in sight for technology stocks, we began to eliminate these stocks from the portfolio.

          The past 12 months clearly illustrate the risk involved in an aggressive fund such as this. In the future, we'll work to mitigate risk by moving away from the most aggressive growth stocks in times of extreme market uncertainty such as those we've just endured. But we'll continue to keep the portfolio concentrated in about 20 to 30 companies with strong long-term earnings track records and with high growth potential relative to the overall market.

          Q: Will you discuss the fund's investment strategy?

          A: Scudder Focus Growth Fund was designed for investors who are seeking aggressive growth and have a relatively high tolerance for risk. The fund invests in a small group of companies that we believe offer the potential for superior investment returns over the long term. We invest only in companies with solid long-term franchises, focused and experienced management teams, and sustainable above-average earnings growth. In short, we look for companies that offer the greatest growth potential.

          Our goal is for the fund to outperform the Barra Growth benchmark over a full market cycle. To accomplish this, we use a disciplined stock-selection process. That begins by using a quantitative model to narrow potential candidates to a small group of high-growth stocks. We then analyze the strength of these companies by applying our own fundamental research and meeting with their management teams in person.

          This leads to a concentrated portfolio of 20 to 30 stocks with the best short- and long-term growth potential. While we seek to diversify among sectors, this strategy of focusing on the fastest-growing companies sometimes leads to concentration of investments in just a few sectors.

          Q: How did you adjust the fund's holdings as the market declined?

          A: The primary adjustment we made during the year was to reduce our technology exposure. At the start of the period, approximately 45 percent of the portfolio was invested in technology. By August 31, 2001, technology represented just 32 percent. In lieu of technology, we added issues in other sectors where we saw better opportunities.

          Q: Will you touch on some stocks that added to performance?

          A: Our two best stories are health care holdings. Johnson & Johnson performed well as its pharmaceutical products sales exceeded expectations. In addition, the company has been approved to introduce a couple of new products, which we believe will continue to strengthen its bottom line. Baxter International also gained ground as managers have repositioned the company into one focused on the bioscience field. It has also introduced several products that we believe will sustain its long-term growth.

          Q: What about stocks that disappointed?

          A: Nearly all of our technology names disappointed us as they declined with the entire technology sector. We also owned two companies that declined for specific business reasons as well: Veritas, a maker of storage software, and

          Juniper, which produces routers that direct Internet traffic. Over the past several years, there had been strong demand for these products as companies continued to add Web-enabled applications to their business systems. What was not clear, however, was just how much storage space and routing capabilities companies would actually need for these new applications. Companies bought more and more of these products and then realized that they had overestimated their needs. This has led to a decline in demand for the products that Veritas and Juniper produce. When this oversupply became apparent, we sold these stocks.

          Q: What is your outlook for the rest of 2001?

          A: At this writing (September 13, 2001), we've just experienced a terrible U.S. tragedy. We are all uncertain what the market ramifications of this terrorist act will be. However, one thing is certain -- volatility will remain high for the foreseeable future. We anticipate that the economy will struggle for the remainder of this year, but we hope to see a recovery in early 2002 as interest rate cuts by the Federal Reserve Board begin to take hold. Although daily volatility is likely to remain high, we feel that good companies with strong fundamentals -- which exemplify the types of stocks in which we invest -- will ultimately outperform the market.

          Q: What advice would you give to disappointed fund investors who have seen their investments decline substantially over the last year?

          A: Investing in the stock market is a long-term proposition with lots of ups and downs. Our advice to all investors is to make sure you have a properly diversified portfolio of growth and value stocks, large-cap and small-cap stocks as well as bonds and cash. It's not productive to get caught up in the day-to-day fluctuations in the market, because it will surely shake your confidence. But the fact remains that over the long term, the stock market has historically provided strong returns. The stock market returns of the technology-dominated market of 1998 and 1999 were not rational and, as we've seen this year, not sustainable. Investors need to diversify across sectors and asset classes, and expect more normal returns.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                                August 31, 2001
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--------------------------------------------------------------------------------
 Asset Allocation                                       8/31/01        8/31/00
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Common Stocks                                              93%            92%
Repurchase Agreements                                       7%             8%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Sector Diversification (Excludes Cash Equivalents)     8/31/01        8/31/00
--------------------------------------------------------------------------------
Technology                                                 32%            45%
Health                                                     27%            23%
Financial                                                  12%             6%
Media                                                       9%             6%
Consumer Discretionary                                      8%             4%
Manufacturing                                               4%             --
Energy                                                      4%             --
Communications                                              4%             9%
Other                                                       --             7%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

Asset allocation and sector diversification are subject to change.

--------------------------------------------------------------------------------
 Ten Largest Equity Holdings at August 31, 2001* (43.3% of Portfolio)    Percent
--------------------------------------------------------------------------------
 1. Amgen, Inc.                                                            5.7%
    Developer of pharmaceuticals
--------------------------------------------------------------------------------
 2. Lowe's Companies, Inc.                                                 4.7%
    Distributor of consumer goods and building materials
--------------------------------------------------------------------------------
 3. Xilinx, Inc.                                                           4.4%
    Supplier of semiconductors
--------------------------------------------------------------------------------
 4. Johnson & Johnson                                                      4.4%
    Provider of health care products
--------------------------------------------------------------------------------
 5. Baxter International, Inc.                                             4.2%
    Manufacturer and distributor of hospital and laboratory products and services
--------------------------------------------------------------------------------
 6. Lehman Brothers Holdings, Inc.                                         4.1%
    Provider of investment management and stock brokerage services
--------------------------------------------------------------------------------
 7. KLA Tencor Corp.                                                       4.0%
    Developer, manufacturer and marketer of automated image processing systems
--------------------------------------------------------------------------------
 8. Microsoft Corp.                                                        4.0%
    Developer of computer software
--------------------------------------------------------------------------------
 9. Novellus Systems                                                       3.9%
    Manufacturer of semiconductor equipment
--------------------------------------------------------------------------------
10. Pfizer, Inc.                                                           3.9%
    Manufacturer of prescription pharmaceuticals and non-prescription self-medications
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* Portfolio composition and holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 15. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                       as of August 31, 2001
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                                                         Shares        Value ($)
--------------------------------------------------------------------------------
 Common Stocks 93.4%
--------------------------------------------------------------------------------

Communications 3.5%
--------------------------------------------------------------------------------
Cellular Telephone
AT&T Wireless Services, Inc.*                            3,600          55,800
--------------------------------------------------------------------------------
Consumer Discretionary 7.7%
--------------------------------------------------------------------------------
Department & Chain Stores
Lowe's Companies, Inc.                                   2,000          74,400
Walgreen Co.                                             1,400          48,090
--------------------------------------------------------------------------------
                                                                       122,490
--------------------------------------------------------------------------------
Energy 3.6%
--------------------------------------------------------------------------------
Oil & Gas Production
Anadarko Petroleum Corp.                                 1,100          56,925
--------------------------------------------------------------------------------
Financial 11.0%
--------------------------------------------------------------------------------
Insurance 3.5%
American International Group, Inc.                         700          54,740
--------------------------------------------------------------------------------
Other Financial Companies 7.5%
Lehman Brothers Holdings, Inc.                           1,000          65,650
Providian Financial Corp.                                1,400          54,684
--------------------------------------------------------------------------------
                                                                       120,334
--------------------------------------------------------------------------------
Health 25.2%
--------------------------------------------------------------------------------
Biotechnology 9.0%
Amgen, Inc.*                                             1,400          90,020
Genentech, Inc.*                                         1,100          50,490
--------------------------------------------------------------------------------
                                                                       140,510
--------------------------------------------------------------------------------
Hospital Management 3.8%
Tenet Healthcare Corp.*                                  1,100          60,962
--------------------------------------------------------------------------------
Medical Supply & Specialty 4.2%
Baxter International, Inc.                               1,280          66,048
--------------------------------------------------------------------------------
Pharmaceuticals 8.2%
Johnson & Johnson                                        1,320          69,577
Pfizer, Inc.                                             1,600          61,296
--------------------------------------------------------------------------------
                                                                       130,873
--------------------------------------------------------------------------------
Manufacturing 3.6%
--------------------------------------------------------------------------------
Diversified Manufacturing
Tyco International Ltd. (New)                            1,100          57,145
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Media 8.7%
--------------------------------------------------------------------------------
Advertising 2.9%
Omnicom Group, Inc.                                        600          46,674
--------------------------------------------------------------------------------
Broadcasting & Entertainment 5.8%
Clear Channel Communications, Inc.*                        900          45,243
Viacom, Inc. "B"*                                        1,100          46,640
--------------------------------------------------------------------------------
                                                                        91,883
--------------------------------------------------------------------------------
Technology 30.1%
--------------------------------------------------------------------------------
Computer Software 10.4%
Adobe Systems, Inc.                                      1,500          50,415
Microsoft Corp.*                                         1,100          62,755
PeopleSoft, Inc.*                                        1,500          51,720
--------------------------------------------------------------------------------
                                                                       164,890
--------------------------------------------------------------------------------
Diverse Electronic Products 7.9%
KLA Tencor Corp.*                                        1,300          63,882
Novellus Systems*                                        1,400          62,034
--------------------------------------------------------------------------------
                                                                       125,916
--------------------------------------------------------------------------------
Electronic Components/Distributors 3.6%
Applied Micro Circuits Corp.*                            4,000          57,080
--------------------------------------------------------------------------------
Electronic Data Processing 3.8%
International Business Machines Corp.                      600          60,000
--------------------------------------------------------------------------------
Semiconductors 4.4%
Xilinx, Inc.*                                            1,800          70,272
--------------------------------------------------------------------------------

Total Common Stocks (Cost $1,600,671)                                1,482,542
--------------------------------------------------------------------------------
                                                      Principal
                                                      Amount ($)      Value ($)
--------------------------------------------------------------------------------
 Repurchase Agreements 6.6%
--------------------------------------------------------------------------------
State Street Bank and Trust Co., 3.6%, to be
  repurchased at $104,042 on 9/4/2001
  (Cost $104,000) (b)                                  104,000         104,000
--------------------------------------------------------------------------------
Total Investment Portfolio-- 100.0% (Cost $1,704,671) (a)            1,586,542
--------------------------------------------------------------------------------

*    Non-income producing security.

(a) The cost for federal income tax purposes was $1,711,706. At August 31, 2001, net unrealized depreciation for all securities based on tax cost was $125,164. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $38,366 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $163,530.

(b) Repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities.

    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of August 31, 2001
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (cost $1,704,671)           $     1,586,542
--------------------------------------------------------------------------------
Cash                                                                        957
--------------------------------------------------------------------------------
Receivable for investments sold                                          43,290
--------------------------------------------------------------------------------
Dividends receivable                                                        280
--------------------------------------------------------------------------------
Interest receivable                                                         508
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                             879
--------------------------------------------------------------------------------
Due from Advisor                                                         50,740
--------------------------------------------------------------------------------
Total assets                                                          1,683,196
--------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------
Accrued management fee                                                      988
--------------------------------------------------------------------------------
Accrued reorganization costs                                              1,292
--------------------------------------------------------------------------------
Accrued Trustees' fees and expenses                                       1,985
--------------------------------------------------------------------------------
Other accrued expenses and payables                                      18,694
--------------------------------------------------------------------------------
Total liabilities                                                        22,959
--------------------------------------------------------------------------------
Net assets, at value                                            $     1,660,237
--------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------
Net assets consist of:
Net unrealized appreciation (depreciation) on investments              (118,129)
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                   (834,494)
--------------------------------------------------------------------------------
Paid-in capital                                                       2,612,860
--------------------------------------------------------------------------------
Net assets, at value                                            $     1,660,237
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of August 31, 2001 (continued)
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
Class A

Net Asset Value, and redemption price per share ($589,389 /
106,770 outstanding shares of beneficial interest, $.01 par
value, unlimited number of shares authorized)                    $          5.52
--------------------------------------------------------------------------------
Maximum offering price per share (100 / 94.25 of $5.52)          $          5.86
--------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per share
(subject to contingent deferred sales charge) ($545,353 / 101,313 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $          5.38
--------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($525,495 / 97,636
outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $          5.38
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Operations for the year ended August 31, 2001
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income:
Dividends                                                       $         2,719
--------------------------------------------------------------------------------

Interest                                                                  9,208
--------------------------------------------------------------------------------
Total Income                                                             11,927
--------------------------------------------------------------------------------
Expenses:
Management fee                                                           14,451
--------------------------------------------------------------------------------
Administrative fee                                                        1,126
--------------------------------------------------------------------------------
Services to shareholders                                                  2,119
--------------------------------------------------------------------------------
Custodian and accounting fees                                             8,084
--------------------------------------------------------------------------------
Distribution services fees                                               15,273
--------------------------------------------------------------------------------
Auditing                                                                  6,258
--------------------------------------------------------------------------------
Legal                                                                     3,692
--------------------------------------------------------------------------------
Trustees' fees and expenses                                               3,046
--------------------------------------------------------------------------------
Reports to shareholders                                                  16,557
--------------------------------------------------------------------------------
Registration fees                                                        45,738
--------------------------------------------------------------------------------
Reorganization                                                            3,058
--------------------------------------------------------------------------------
Other                                                                     1,087
--------------------------------------------------------------------------------
Total expenses, before expense reductions                               120,489
--------------------------------------------------------------------------------
Expense reductions                                                      (77,036)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                                 43,453
--------------------------------------------------------------------------------
Net investment income (loss)                                            (31,526)
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from investments                              (834,494)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on
investments                                                            (786,207)
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                           (1,620,701)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $   (1,652,227)
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        Years Ended August 31,

Increase (Decrease) in Net Assets                         2001             2000
--------------------------------------------------------------------------------
Operations:
Net investment income (loss)                     $      (31,526) $      (38,684)
--------------------------------------------------------------------------------
Net realized gain (loss) from investment
transactions                                           (834,494)        481,325
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period              (786,207)        486,336
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      (1,652,227)        928,977
--------------------------------------------------------------------------------
Distributions to shareholders from:
Net realized gains

  Class A                                              (142,820)             --
--------------------------------------------------------------------------------
  Class B                                              (144,520)             --
--------------------------------------------------------------------------------
  Class C                                              (142,815)             --
--------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                               285,203          11,015
--------------------------------------------------------------------------------

Reinvestment of distributions                           430,155              --
--------------------------------------------------------------------------------
Cost of shares redeemed                                 (20,232)           (315)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                      695,126          10,700
--------------------------------------------------------------------------------
Increase (decrease) in net assets                    (1,387,256)        939,677
--------------------------------------------------------------------------------
Net assets at beginning of period                     3,047,493       2,107,816
--------------------------------------------------------------------------------
Net assets at end of period                     $     1,660,237 $     3,047,493
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Class A

--------------------------------------------------------------------------------
 Years Ended August 31,                                2001      2000     1999^e
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $14.55    $10.05   $ 9.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^a                       (.08)     (.12)    (.07)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                             (6.91)     4.62      .62
--------------------------------------------------------------------------------
  Total from investment operations                    (6.99)     4.50      .55
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions       (2.04)       --       --
--------------------------------------------------------------------------------
Net asset value, end of period                       $ 5.52    $14.55   $10.05
--------------------------------------------------------------------------------
Total Return (%)^b,c                                 (53.06)    44.78     5.79**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                 589     1,021      706
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)        5.33^d    4.96     2.35*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)         1.61^d    1.61     1.85*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)             (1.03)     (.98)   (1.02)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                             219       149       64*
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b   Total return would have been lower had certain expenses not been reduced.

^c   Total return does not reflect the effect of any sales charges.

^d The ratio of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 5.08% and 1.43%, respectively (see Notes to Financial Statements).

^e For the period from December 31, 1998 (commencement of operations) to August 31, 1999.

*    Annualized

**   Not annualized

Class B

--------------------------------------------------------------------------------
 Years Ended August 31,                                2001     2000    1999^e
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $14.35    $ 9.99   $ 9.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^a                       (.14)     (.21)    (.14)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                             (6.79)     4.57      .63
--------------------------------------------------------------------------------
  Total from investment operations                    (6.93)     4.36      .49
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions       (2.04)       --       --
--------------------------------------------------------------------------------
Net asset value, end of period                       $ 5.38    $14.35   $ 9.99
--------------------------------------------------------------------------------
Total Return (%)^b,c                                 (53.44)    43.64     5.16**
--------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                 545     1,019      701
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)        6.11^d    5.80     3.27*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)         2.35^d    2.42     2.77*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)             (1.77)    (1.79)   (1.95)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                             219       149       64*
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b   Total return would have been lower had certain expenses not been reduced.

^c   Total return does not reflect the effect of any sales charges.

^d The ratio of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 5.85% and 2.20%, respectively (see Notes to Financial Statements).

^e For the period from December 31, 1998 (commencement of operations) to August 31, 1999.

*    Annualized

**   Not annualized

Class C


--------------------------------------------------------------------------------
 Years Ended August 31,                                 2001     2000     1999^e
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $14.35    $ 9.99   $ 9.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^a                       (.15)     (.22)    (.14)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                             (6.78)     4.58      .63
--------------------------------------------------------------------------------
  Total from investment operations                    (6.93)     4.36      .49
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions       (2.04)       --       --
--------------------------------------------------------------------------------
Net asset value, end of period                       $ 5.38    $14.35   $ 9.99
--------------------------------------------------------------------------------
Total Return (%)^b,c                                 (53.44)    43.64     5.16**
--------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                 525     1,007      701
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)        6.09^d    5.80     3.27*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)         2.38^d    2.42     2.77*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)             (1.81)    (1.79)   (1.95)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                             219       149       64*
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b   Total return would have been lower had certain expenses not been reduced.

^c   Total return does not reflect the effect of any sales charges.

^d The ratio of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 5.83% and 2.22%, respectively (see Notes to Financial Statements).

^e For the period from December 31, 1998 (commencement of operations) to August 31, 1999.

*    Annualized

**   Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------

 A. Significant Accounting Policies

Scudder Focus Growth Fund (the "Fund"), formerly Kemper Large Company Growth Fund, is a non-diversified series of Scudder Investors Trust (the "Trust"), formerly Kemper Funds Trust, which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution fees, service fees, administrative fees and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At August 31, 2001, the Fund had a net tax basis capital loss carryforward of approximately $126,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2009, the expiration date, whichever occurs first.

In addition, from November 1, 2000 through August 31, 2001, the Fund incurred approximately $702,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2002.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund must periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts are accreted for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

B. Purchases and Sales of Securities

For the year ended August 31, 2001, purchases and sales of investment securities (excluding short-term instruments) aggregated $4,425,087 and $4,159,577, respectively.

C. Related Parties

As described in Note G, Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., initiated a restructuring program for most of its funds. As part of this reorganization, the Fund has entered into an Administrative Agreement. The agreement was effective June 25, 2001. The terms of the newly adopted and the pre-existing agreements are set out below.

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with ZSI, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.70% of the first $250,000,000 of the Fund's average daily net assets, 0.67% of the next $750,000,000 of such net assets, 0.65% of the next $1,500,000,000 of such net assets and 0.63% of such net assets in excess of $2.5 billion. For the year ended August 31, 2001, the Fund incurred $14,451 of management fee, of which $9,157 was not imposed. This was equivalent to an annual effective rate of 0.26% of the Fund's average daily net assets.

In addition, the Advisor and certain of its subsidiaries agreed to maintain the annualized expenses of the classes as follows: Class A 1.50%, Class B 2.25%, and Class C 2.25% through June 25, 2001. For the period September 1, 2000 through June 25, 2001, ZSI reimbursed expenses of $44,212. Certain expenses such as reorganization, taxes, brokerage and interest are excluded from the expense limitation.

Administrative Fee. Effective June 25, 2001, the Fund, as approved by the Fund's Trustees, adopted an Administrative Agreement (the "Administrative Agreement") with ZSI. Under the Administrative Agreement, ZSI provides, or pays others to provide, substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.325%, 0.375% and 0.350% of average daily net assets for Class A, B and C shares, respectively, computed and accrued daily and payable monthly. As of the effective date of the Administrative Agreement, each service provider continues to provide the services that it previously provided to the Fund (i.e., fund accounting, shareholder services, custody, audit and legal), under the current arrangements, except that ZSI pays these entities for the provision of their services to the Fund and pays most other Fund expenses, including insurance, registration, printing and postage fees. Certain expenses of the Fund are not borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the period June 25, 2001 through August 31, 2001, the Administrative Fee was as follows:

                                                        Total       Unpaid at
Administrative Fee                                   Aggregated  August 31, 2001
--------------------------------------------------------------------------------
Class A                                        $           383  $           116
--------------------------------------------------------------------------------
Class B                                                    389              121
--------------------------------------------------------------------------------
Class C                                                    354              109
--------------------------------------------------------------------------------
                                               $         1,126  $           346
--------------------------------------------------------------------------------

Service Provider Fees. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund's Class A, B and C shares. Prior to June 25, 2001, the amount charged to Class A, B and C shares by SISC aggregated $862, $660 and $532, respectively, none of which was imposed at August 31, 2001.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Advisor, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Prior to June 25, 2001, the amount charged to the Fund by SFAC aggregated $5,707, none of which was imposed at August 31, 2001.

Effective June 25, 2001, the above fees will be paid by the Advisor in accordance with the Administrative Agreement.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended August 31, 2001, the Distribution Fee was as follows:

                                         Total                       Unpaid at
Distribution Fee                     Aggregated   Not Imposed    August 31, 2001
--------------------------------------------------------------------------------
Class B                        $         5,100 $         4,408  $           339
--------------------------------------------------------------------------------
Class C                                  5,012           4,338              336
--------------------------------------------------------------------------------
                               $        10,112 $         8,746  $           675
--------------------------------------------------------------------------------

Effective June 25, 2001, in accordance with an amended and restated Distribution Service Agreement, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of shareholder accounts the firms service. This amended agreement replaced the Administrative Services Agreement and did not result in any increase in fees or expenses to each such class. For the year ended August 31, 2001, the Service Fee was as follows:


                                         Total                       Unpaid at
Service Fee                          Aggregated   Not Imposed    August 31, 2001
--------------------------------------------------------------------------------
Class A                      $         1,790   $         1,790  $           128
--------------------------------------------------------------------------------
Class B                                1,700             1,700              113
--------------------------------------------------------------------------------
Class C                                1,671             1,671              112
--------------------------------------------------------------------------------
                             $         5,161   $         5,161  $           353
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions retained by SDI in connection with the distribution of Class A shares for the year ended August 31, 2001 aggregated $72.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of shares redeemed. For the year ended August 31, 2001, there were no CDSC for Class B and C shares.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings. For the year ended August 31, 2001, Trustees' fees and expenses for the Trust aggregated $1,132. In addition, a one-time fee of $1,914 was accrued for payment to those Trustees not affiliated with the Advisor who are not standing for re-election, under the reorganization discussed in Note G. Inasmuch as the Advisor will also benefit from administrative efficiencies of a consolidated Board, the Advisor has agreed to bear $957 of such costs.

D. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. For the period from September 1, 2000 through June 25, 2001, the Fund's custodian fees were reduced by $260. For the period from June 26, 2001 through August 31, 2001 pursuant to the Administrative Agreement, the Administrative Fee was reduced by $94 for custodian credits earned. Prior to June 25, 2001, transfer agent fees were reduced by $48.

Effective June 25, 2001, transfer agent credits will no longer be used to reduce Fund expenses.

E. Capital Share Transactions

The following table summarizes share and dollar activity in the Fund:

                    Year Ended August 31, 2001      Year Ended August 31, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------
Shares sold
--------------------------------------------------------------------------------
Class A                23,005    $    146,092              --     $         --
--------------------------------------------------------------------------------
Class B                13,110          77,225             837           11,015
--------------------------------------------------------------------------------
Class C                10,526          61,886              --               --
--------------------------------------------------------------------------------
                                 $    285,203                     $     11,015
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class A                16,646    $    142,820              --     $         --
--------------------------------------------------------------------------------
Class B                17,184         144,520              --               --
--------------------------------------------------------------------------------
Class C                16,982         142,815              --               --
--------------------------------------------------------------------------------
                                 $    430,155                     $         --
--------------------------------------------------------------------------------

                    Year Ended August 31, 2001      Year Ended August 31, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class A                (3,063)   $    (19,830)            (19)     $      (315)
--------------------------------------------------------------------------------
Class B                    --              --              --               --
--------------------------------------------------------------------------------
Class C                   (54)           (402)             --               --
-------------------------------------- -----------------------------------------
                                 $    (20,232)                     $      (315)
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class A                36,588    $    269,082             (19)    $       (315)
--------------------------------------------------------------------------------
Class B                30,294         221,745             837           11,015
--------------------------------------------------------------------------------
Class C                27,454         204,299              --               --
--------------------------------------------------------------------------------
                                 $    695,126                     $     10,700
--------------------------------------------------------------------------------

F. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan & Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Reorganization

ZSI initiated a restructuring program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services paid for by the affected funds. Costs incurred in connection with this restructuring initiative are being borne jointly by ZSI and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of the Fund. ZSI has agreed to bear $640 of such costs.

H. Subsequent Event

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the UK, which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Report of Ernst & Young LLP,
Independent Auditors
--------------------------------------------------------------------------------

To the Trustees and Shareholders of Scudder Focus Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of the Scudder Focus Growth Fund (the "Fund") (one of the series of the Scudder Investors Trust (the "Trust")), as of August 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Scudder Focus Growth Fund, a series of the Scudder Investors Trust, at August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts                                      /s/ Ernst & Young LLP
October 10, 2001

Tax Information                                                      (Unaudited)
--------------------------------------------------------------------------------

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $2.04 as capital gain dividends for its year ended August 31, 2001.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Shareholder Meeting Results
--------------------------------------------------------------------------------

A Special Meeting of Shareholders (the "Meeting") of Scudder Focus Growth Fund (the "fund"), a series of Scudder Investors Trust (the "Trust"), was held on Thursday, May 24, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees of the Trust to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:

                                            Number of Votes:
                      ----------------------------------------------------------
Trustee                       For               Withheld       Broker Non-Votes*
--------------------------------------------------------------------------------
John W. Ballantine         4,357,225             87,393                0
--------------------------------------------------------------------------------
Lewis A. Burnham           4,357,024             87,594                0
--------------------------------------------------------------------------------
Mark S. Casady             4,356,769             87,849                0
--------------------------------------------------------------------------------
Linda C. Coughlin          4,357,225             87,393                0
--------------------------------------------------------------------------------
Donald L. Dunaway          4,357,225             87,393                0
--------------------------------------------------------------------------------
James R. Edgar             4,357,052             87,566                0
--------------------------------------------------------------------------------
William F. Glavin          4,356,969             87,649                0
--------------------------------------------------------------------------------
Robert B. Hoffman          4,357,225             87,393                0
--------------------------------------------------------------------------------
Shirley D. Peterson        4,357,052             87,566                0
--------------------------------------------------------------------------------
Fred B. Renwick            4,357,225             87,393                0
--------------------------------------------------------------------------------
William P. Sommers         4,357,225             87,393                0
--------------------------------------------------------------------------------
John G. Weithers           4,357,225             87,393                0
--------------------------------------------------------------------------------

2. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
          175,867                        0                          0
--------------------------------------------------------------------------------

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Class A

3. To approve a Rule 12b-1 Plan:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
           87,655                        0                          0
--------------------------------------------------------------------------------

Class B

3. To approve an Amended and Restated 12b-1 Plan:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
           88,204                        0                          0
--------------------------------------------------------------------------------

Class C

3. To approve an Amended and Restated 12b-1 Plan:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
           87,164                        0                          0
--------------------------------------------------------------------------------

Officers and Trustees
--------------------------------------------------------------------------------

TRUSTEES

John W. Ballantine
   Trustee

Lewis A. Burnham
   Trustee

Mark S. Casady
   Trustee and President

Linda C. Coughlin
   Chairperson, Trustee and
   Vice President

Donald L. Dunaway
   Trustee

James R. Edgar
   Trustee

William F. Glavin, Jr.
   Trustee

Robert B. Hoffman
   Trustee

Shirley D. Peterson
   Trustee

Fred B. Renwick
   Trustee

William P. Sommers
   Trustee

John G. Weithers
   Trustee

OFFICERS

Joann M. Barry
   Vice President

Philip J. Collora
   Vice President and
   Assistant Secretary

Kathryn L. Quirk
   Vice President

Linda J. Wondrack
   Vice President

John R. Hebble
   Treasurer

Thomas Lally
   Assistant Treasurer

Brenda Lyons
   Assistant Treasurer

John Millette
   Secretary

Caroline Pearson
   Assistant Secretary

Investment Products and Services
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Scudder Funds
--------------------------------------------------------------------------------

Core

   Scudder Blue Chip Fund
   Scudder Focus Value+Growth Fund
   Scudder Growth and Income Fund
   Scudder Research Fund
   Scudder S&P 500 Stock Fund
   Scudder Select 500 Fund
   Scudder Small Company Stock Fund
   Scudder Target 2011 Fund
   Scudder Total Return Fund

Growth

   Scudder 21st Century Growth Fund
   Scudder Aggressive Growth Fund
   Scudder Capital Growth Fund
   Scudder Focus Growth Fund
   Scudder Growth Fund
   Scudder Large Company Growth Fund
   Scudder Select 1000 Growth Fund
   Scudder Small Capitalization Equity Fund

Value

   Scudder Contrarian Fund
   Scudder Dividend & Growth Fund
   Scudder-Dreman High Return Equity Fund
   Scudder Large Company Value Fund
   Scudder Small Cap Value Fund

Sector

   Scudder-Dreman Financial Services Fund
   Scudder Gold Fund
   Scudder Health Care Fund
   Scudder Technology Fund
   Scudder Technology Innovation Fund

Asset Allocation

   Scudder Pathway Conservative Portfolio
   Scudder Pathway Moderate Portfolio
   Scudder Pathway Growth Portfolio

Global/International

   Scudder Emerging Markets Growth Fund
   Scudder Emerging Markets Income Fund
   Scudder Global Fund
   Scudder Global Bond Fund
   Scudder Global Discovery Fund
   Scudder Greater Europe Growth Fund
   Scudder International Fund
   Scudder International Research Fund
   Scudder Latin America Fund
   Scudder New Europe Fund
   Scudder Pacific Opportunities Fund
   The Japan Fund, Inc.

Income

   Scudder Cash Reserves Fund
   Scudder Floating Rate Fund
   Scudder High-Yield Fund
   Scudder High-Yield Opportunity Fund
   Scudder Income Fund
   Scudder Short-Term Bond Fund
   Scudder Strategic Income Fund
   Scudder U.S. Government Securities Fund

Tax-Free Income

   Scudder California Tax-Free Income Fund
   Scudder Florida Tax-Free Income Fund
   Scudder High-Yield Tax-Free Fund
   Scudder Managed Municipal Bonds
   Scudder Massachusetts Tax-Free Fund
   Scudder Medium-Term Tax-Free Fund
   Scudder New York Tax-Free Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs          Education Accounts

   Traditional IRA              Education IRA
   Roth IRA                     UGMA/UTMA
   SEP-IRA                      IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities

--------------------------------------------------------------------------------
 Closed-End Funds
--------------------------------------------------------------------------------

   The Argentina Fund, Inc.                    Scudder High Income Trust
   The Brazil Fund, Inc.                       Scudder Intermediate Government Trust
   The Korea Fund, Inc.                        Scudder Multi-Market Income Trust
   Montgomery Street Income Securities, Inc.   Scudder Strategic Income Trust
   Scudder Global High Income Fund, Inc.       Scudder Strategic Municipal Income Trust
   Scudder New Asia Fund, Inc.                 Scudder Municipal Income Trust

--------------------------------------------------------------------------------

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------

      Legal Counsel   Vedder, Price, Kaufman & Kammholz

                      222 North LaSalle Street
                      Chicago, IL 60601
--------------------------------------------------------------------------------
        Shareholder   Scudder Investments Service Company
      Service Agent
                      P.O. Box 219151
                      Kansas City, MO 64121
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      Custodian and   State Street Bank and Trust Company
     Transfer Agent
                      225 Franklin Street
                      Boston, MA 02110
--------------------------------------------------------------------------------
        Independent   Ernst & Young LLP
           Auditors
                      200 Clarendon Street
                      Boston, MA 02116
-------------------------------------------------------------------------------
          Principal   Scudder Distributors, Inc.
        Underwriter
                      222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
                      (800) 621-1048
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS

222 South Riverside Plaza
Chicago, IL 60606-5808




A member of [LOGO] Zurich Scudder Investments